Notes to the Balance Sheet - Summary of Accumulated Deficit (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Consolidated Net Profit / (Loss)	€ (151,058,190)	€ (514,460,016)	€ 97,890,576
Accumulated Deficit	€ (823,407,416)	€ (672,349,226)